HSBC Holdings' subsidiaries, joint ventures and associates (Tables)	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
Disclosure of interests in subsidiaries

Main subsidiaries of HSBC Holdings[1]
	At 31 Dec 2022
	Place of incorporation or registration	HSBC’s interest %
			Share class
Europe
HSBC Bank plc	England and Wales	100	£1 Ordinary, $0.01 Non-Cumulative Third Dollar Preference
HSBC UK Bank plc	England and Wales	100	£1 Ordinary
HSBC Continental Europe	France	99.99	€5 Actions
HSBC Trinkaus & Burkhardt GmbH	Germany	99.99	€1 Ordinary
Asia
Hang Seng Bank Limited	Hong Kong	62.14	HK$5 Ordinary
HSBC Bank (China) Company Limited	People’s Republic of China	100	CNY1 Ordinary
HSBC Bank Malaysia Berhad	Malaysia	100	RM0.5 Ordinary
HSBC Life (International) Limited	Bermuda	100	HK$1 Ordinary
The Hongkong and Shanghai Banking Corporation Limited	Hong Kong	100	Ordinary no par value
Middle East and North Africa
HSBC Bank Middle East Limited	United Arab Emirates	100	$1 Ordinary and $1 Cumulative Redeemable Preference shares
North America
HSBC Bank Canada	Canada	100	Common no par value and Preference no par value
HSBC Bank USA, N.A.	US	100	$100 Common and $0.01 Preference
Latin America
HSBC Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero HSBC	Mexico	99.99	MXN2 Ordinary
1 Main subsidiaries are either held directly or indirectly via intermediate holding companies.

Subsidiaries with significant non-controlling interests
	2022	2021
Hang Seng Bank Limited
Proportion of ownership interests and voting rights held by non-controlling interests	37.86%	37.86%
Place of business	Hong Kong	Hong Kong
	$m	$m
Profit attributable to non-controlling interests	520	708
Accumulated non-controlling interests of the subsidiary	7,683	7,597
Dividends paid to non-controlling interests	361	568
Summarised financial information:
– total assets	240,679	230,866
– total liabilities	218,892	209,315
– net operating income before changes in expected credit losses and other credit impairment charges	4,325	4,280
– profit for the year	1,375	1,872
– total comprehensive income for the year	1,269	1,686

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
452 TALF Plus ABS Opportunities SPV LLC	100.00		15
452 TALF SPV LLC	100.00		15
Almacenadora Banpacifico S.A. (In Liquidation)	99.99		16
Assetfinance December (F) Limited	100.00		17
Assetfinance December (H) Limited	100.00		18
Assetfinance December (P) Limited	100.00		18
Assetfinance December (R) Limited	100.00		18
Assetfinance June (A) Limited	100.00		18
Assetfinance June (D) Limited	100.00		17
Assetfinance Limited	100.00		18
Assetfinance March (B) Limited	100.00		19
Assetfinance March (D) Limited	100.00		17
Assetfinance March (F) Limited	100.00		18
Assetfinance September (F) Limited	100.00		18
Assetfinance September (G) Limited	100.00		17
AXA Insurance Pte. Ltd.	100.00		1, 20
B&Q Financial Services Limited	100.00		18
Banco HSBC S.A.	100.00		21
Banco Nominees (Guernsey) Limited	100.00		22
Banco Nominees 2 (Guernsey) Limited	100.00		22
Banco Nominees Limited	100.00		23
Beau Soleil Limited Partnership	N/A		0, 46
Beijing Miyun HSBC Rural Bank Company Limited	100.00		12, 24
BentallGreenOak China Real Estate Investments L.P.	N/A		0, 1, 25
Canada Crescent Nominees (UK) Limited	100.00		18
Canada Square Nominees (UK) Limited	100.00		18
Capco/Cove, Inc.	100.00		26
Card-Flo #1, Inc.	100.00		15
Card-Flo #3, Inc.	100.00		15
CC&H Holdings LLC	100.00		27
CCF & Partners Asset Management Limited	100.00	(99.99)	18
CCF Holding (Liban) S.A.L. (In Liquidation)	74.99		28
Charterhouse Administrators (D.T.) Limited	100.00	(99.99)	18
Charterhouse Management Services Limited	100.00	(99.99)	18
Charterhouse Pensions Limited	100.00		18
Chongqing Dazu HSBC Rural Bank Company Limited	100.00		12, 29
Chongqing Fengdu HSBC Rural Bank Company Limited	100.00		12, 30
Chongqing Rongchang HSBC Rural Bank Company Limited	100.00		12, 31
COIF Nominees Limited	N/A		0, 18
Corsair IV Financial Services Capital Partners - B, LP	N/A		0, 1, 32
Dalian Pulandian HSBC Rural Bank Company Limited	100.00		12, 33
Decision One Mortgage Company, LLC	N/A		0, 34
Dem 9	100.00	(99.99)	4, 35
Dempar 1	100.00	(99.99)	4, 35
Desarrollo Turistico, S.A. de C.V. (In Liquidation)	100.00	(99.99)	16
Electronic Data Process México, S.A. de C.V.	100.00		1, 16
Eton Corporate Services Limited	100.00		22
Far East Leasing SA (In Dissolution)	100.00		36
Flandres Contentieux S.A.	100.00	(99.99)	35
Foncière Elysées	100.00	(99.99)	35
Fujian Yongan HSBC Rural Bank Company Limited	100.00		12, 37
Fulcher Enterprises Company Limited	100.00	(62.14)	38
Fundacion HSBC, A.C.	100.00	(99.99)	11, 16
Giller Ltd.	100.00		26

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
GPIF Co-Investment, LLC	N/A		0, 15
Griffin International Limited	100.00		18
Grupo Financiero HSBC, S. A. de C. V.	99.99		16
Guangdong Enping HSBC Rural Bank Company Limited	100.00		12, 39
Guangzhou HSBC Real Estate Company Ltd	100.00		1, 12, 40
Hang Seng (Nominee) Limited	100.00	(62.14)	38
Hang Seng Bank (China) Limited	100.00	(62.14)	41
Hang Seng Bank (Trustee) Limited	100.00	(62.14)	38
Hang Seng Bank Limited	62.14		38
Hang Seng Bullion Company Limited	100.00	(62.14)	38
Hang Seng Credit Limited	100.00	(62.14)	38
Hang Seng Data Services Limited	100.00	(62.14)	38
Hang Seng Finance Limited	100.00	(62.14)	38
Hang Seng Financial Information Limited	100.00	(62.14)	38
Hang Seng Indexes (Netherlands) B.V.	100.00	(62.14)	1, 42
Hang Seng Indexes Company Limited	100.00	(62.14)	38
Hang Seng Insurance Company Limited	100.00	(62.14)	38
Hang Seng Investment Management Limited	100.00	(62.14)	38
Hang Seng Investment Services Limited	100.00	(62.14)	38
Hang Seng Life Limited (In Liquidation)	100.00	(62.14)	43
Hang Seng Qianhai Fund Management Company Limited	70.00	(43.49)	12, 44
Hang Seng Real Estate Management Limited	100.00	(62.14)	38
Hang Seng Securities Limited	100.00	(62.14)	38
Hang Seng Security Management Limited	100.00	(62.14)	38
HASE Wealth Limited	100.00	(62.14)	1, 38
Haseba Investment Company Limited	100.00	(62.14)	38
HFC Bank Limited (In Liquidation)	100.00		45
High Time Investments Limited	100.00	(62.14)	38
HLF	100.00	(99.99)	35
Honey Blue Enterprises Limited	100.00		1, 46
Honey Green Enterprises Ltd.	100.00		47
Honey Grey Enterprises Limited	100.00		1, 46
Honey Silver Enterprises Limited	100.00		1, 46
Household International Europe Limited (In Liquidation)	100.00		45
Household Pooling Corporation	100.00		48
Housing (USA) LLP	N/A		0, 1, 27
HSBC (BGF) Investments Limited	100.00		18
HSBC (General Partner) Limited	100.00		2, 79
HSBC (Guernsey) GP PCC Limited	100.00		22
HSBC (Kuala Lumpur) Nominees Sdn Bhd	100.00		49
HSBC (Malaysia) Trustee Berhad	100.00		49
HSBC (Singapore) Nominees Pte Ltd	100.00		20
HSBC Agency (India) Private Limited	100.00		50
HSBC Alternative Investments Limited	100.00		18
HSBC Amanah Malaysia Berhad	100.00		49
HSBC Americas Corporation (Delaware)	100.00		15
HSBC Argentina Holdings S.A.	100.00		51
HSBC Asia Holdings B.V.	100.00		18
HSBC Asia Holdings Limited	100.00		2, 46
HSBC Asia Pacific Holdings (UK) Limited	100.00		18
HSBC Asset Finance (UK) Limited	100.00		18
HSBC Asset Finance M.O.G. Holdings (UK) Limited	100.00		18
HSBC Asset Management (Fund Services UK) Limited	100.00		1, 18
HSBC Asset Management (India) Private Limited	100.00		52
HSBC Asset Management (Japan) Limited	100.00		53
HSBC Assurances Vie (France)	100.00	(99.99)	54
HSBC Australia Holdings Pty Limited	100.00		55
HSBC BANK (CHILE)	100.00	(99.99)	56
HSBC Bank (China) Company Limited	100.00		12, 57

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Bank (General Partner) Limited	100.00		79
HSBC Bank (Mauritius) Limited	100.00		58
HSBC Bank (RR) (Limited Liability Company)	N/A		0, 13, 59
HSBC Bank (Singapore) Limited	100.00		20
HSBC Bank (Taiwan) Limited	100.00		60
HSBC Bank (Uruguay) S.A.	100.00		61
HSBC Bank (Vietnam) Ltd.	100.00		62
HSBC Bank A.S.	100.00	(99.99)	63
HSBC Bank Argentina S.A.	99.99		51
HSBC Bank Armenia cjsc	100.00		64
HSBC Bank Australia Limited	100.00		55
HSBC Bank Bermuda Limited	100.00		23
HSBC Bank Canada	100.00		65
HSBC Bank Capital Funding (Sterling 1) LP	N/A		0, 79
HSBC Bank Capital Funding (Sterling 2) LP	N/A		0, 79
HSBC Bank Egypt S.A.E	94.54		66
HSBC Bank Malaysia Berhad	100.00		49
HSBC Bank Malta p.l.c.	70.03		67
HSBC Bank Middle East Limited	100.00		68
HSBC Bank Middle East Limited Representative Office Morocco SARL (In Liquidation)	100.00		69
HSBC Bank Oman S.A.O.G.	51.00		70
HSBC Bank Pension Trust (UK) Limited	100.00		18
HSBC Bank plc	100.00		2, 18
HSBC Bank USA, National Association	100.00		71
HSBC Branch Nominee (UK) Limited	100.00		17
HSBC Brasil Holding S.A.	100.00		21
HSBC Broking Forex (Asia) Limited	100.00		46
HSBC Broking Futures (Asia) Limited	100.00		46
HSBC Broking Futures (Hong Kong) Limited	100.00		46
HSBC Broking Securities (Asia) Limited	100.00		46
HSBC Broking Securities (Hong Kong) Limited	100.00		46
HSBC Broking Services (Asia) Limited	100.00		46
HSBC Canadian Covered Bond (Legislative) GP Inc.	100.00		72
HSBC Canadian Covered Bond (Legislative) Guarantor Limited Partnership	N/A		0, 72
HSBC Capital (USA), Inc.	100.00		15
HSBC Capital Funding (Dollar 1) L.P.	N/A		79
HSBC Card Services Inc.	100.00		15
HSBC Casa de Bolsa, S.A. de C.V., Grupo Financiero HSBC	100.00	(99.99)	16
HSBC Cayman Limited	100.00		73
HSBC Cayman Services Limited	100.00		73
HSBC City Funding Holdings	100.00		18
HSBC Client Holdings Nominee (UK) Limited	100.00		18
HSBC Client Nominee (Jersey) Limited	100.00		74
HSBC Columbia Funding, LLC	N/A		0, 15
HSBC Continental Europe	99.99		35
HSBC Corporate Advisory (Malaysia) Sdn Bhd	100.00		49
HSBC Corporate Finance (Hong Kong) Limited	100.00		46
HSBC Corporate Secretary (UK) Limited	100.00		2, 18
HSBC Corporate Trustee Company (UK) Limited	100.00		18
HSBC Custody Nominees (Australia) Limited	100.00		55
HSBC Custody Services (Guernsey) Limited	100.00		22
HSBC Daisy Investments (Mauritius) Limited	100.00		75
HSBC Diversified Loan Fund General Partner Sarl	N/A		76
HSBC Electronic Data Processing (Guangdong) Limited	100.00		12, 77
HSBC Electronic Data Processing (Malaysia) Sdn Bhd	100.00		78
HSBC Electronic Data Processing (Philippines), Inc.	99.99		79
HSBC Electronic Data Processing India Private Limited	100.00		80

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Electronic Data Processing Lanka (Private) Limited	100.00		81
HSBC Electronic Data Service Delivery (Egypt) S.A.E.	100.00		82
HSBC Epargne Entreprise (France)	100.00	(99.99)	54
HSBC Equipment Finance (UK) Limited	100.00		17
HSBC Equity (UK) Limited	100.00		18
HSBC Europe B.V.	100.00		18
HSBC Executor & Trustee Company (UK) Limited	100.00		17
HSBC Factoring (France)	100.00	(99.99)	35
HSBC Finance (Netherlands)	100.00		2, 18
HSBC Finance Corporation	100.00		15
HSBC Finance Limited	100.00		18
HSBC Finance Mortgages Inc.	100.00		83
HSBC Finance Transformation (UK) Limited	100.00		18
HSBC Financial Advisors Singapore Pte. Ltd.	100.00		1, 20
HSBC Financial Services (Lebanon) s.a.l.	99.65		84
HSBC Financial Services (Uruguay) S.A. (In Liquidation)	100.00		85
HSBC FinTech Services (Shanghai) Company Limited	100.00		86
HSBC Global Asset Management (Bermuda) Limited	100.00		3, 23
HSBC Global Asset Management (Canada) Limited	100.00		65
HSBC Global Asset Management (Deutschland) GmbH	100.00		87
HSBC Global Asset Management (France)	100.00	(99.99)	54
HSBC Global Asset Management (Hong Kong) Limited	100.00		46
HSBC Global Asset Management (Malta) Limited	100.00	(70.03)	88
HSBC Global Asset Management (México), S.A. de C.V., Sociedad Operadora de Fondos de Inversión, Grupo Financiero HSBC	100.00	(99.99)	16
HSBC Global Asset Management (Singapore) Limited	100.00		20
HSBC Global Asset Management (Switzerland) AG	100.00		4, 89
HSBC Global Asset Management (Taiwan) Limited	100.00		46
HSBC Global Asset Management (UK) Limited	100.00		18
HSBC Global Asset Management (USA) Inc.	100.00		91
HSBC Global Asset Management Argentina S.A. Sociedad Gerente de Fondos Comunes de Inversión	100.00		51
HSBC Global Asset Management Holdings (Bahamas) Limited	100.00		92
HSBC Global Asset Management Limited	100.00		2, 18
HSBC Global Custody Nominee (UK) Limited	100.00		18
HSBC Global Custody Proprietary Nominee (UK) Limited	100.00		1, 18
HSBC Global Services (Canada) Limited	100.00		83
HSBC Global Services (China) Holdings Limited	100.00		18
HSBC Global Services (Hong Kong) Limited	100.00		46
HSBC Global Services (UK) Limited	100.00		18
HSBC Global Services Limited	100.00		2, 18
HSBC Global Shared Services (India) Private Limited (In Liquidation)	99.99		1, 50
HSBC Group Management Services Limited	100.00		18
HSBC Group Nominees UK Limited	100.00		2, 18
HSBC Holdings B.V.	100.00		18
HSBC IM Pension Trust Limited	100.00		18

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Infrastructure Debt GP 1 S.à r.l.	N/A		0, 93
HSBC Infrastructure Debt GP 2 S.à r.l.	N/A		0, 93
HSBC Infrastructure Limited	100.00		18
HSBC Institutional Trust Services (Asia) Limited	100.00		46
HSBC Institutional Trust Services (Bermuda) Limited	100.00		23
HSBC Institutional Trust Services (Mauritius) Limited	100.00		94
HSBC Institutional Trust Services (Singapore) Limited	100.00		20
HSBC Insurance (Asia) Limited	100.00		95
HSBC Insurance (Asia-Pacific) Holdings Limited	100.00		46
HSBC Insurance (Bermuda) Limited	100.00		23
HSBC Insurance (Singapore) Pte. Limited	100.00		20
HSBC Insurance Agency (USA) Inc.	100.00		91
HSBC Insurance Brokerage Company Limited	100.00		1, 96
HSBC Insurance Brokers Greater China Limited	100.00		1, 46
HSBC Insurance Holdings Limited	100.00		2, 18
HSBC Insurance SAC 1 (Bermuda) Limited	100.00		23
HSBC Insurance SAC 2 (Bermuda) Limited	100.00		1, 23
HSBC Insurance Services Holdings Limited	100.00		18
HSBC International Finance Corporation (Delaware)	100.00		97
HSBC International Trustee (BVI) Limited	100.00		98
HSBC International Trustee (Holdings) Pte. Limited	100.00		20
HSBC International Trustee Limited	100.00		99
HSBC Inversiones S.A.	100.00		56
HSBC InvestDirect (India) Private Limited	100.00		52
HSBC InvestDirect Financial Services (India) Limited	99.99	(99.98)	52
HSBC InvestDirect Sales & Marketing (India) Limited	98.99	(98.98)	50
HSBC InvestDirect Securities (India) Private Limited	99.99		52
HSBC Investment and Insurance Brokerage, Philippines Inc.	99.99		100
HSBC Investment Bank Holdings B.V.	100.00		18
HSBC Investment Bank Holdings Limited	100.00		18
HSBC Investment Company Limited	100.00		2, 18
HSBC Investment Funds (Canada) Inc.	100.00		65
HSBC Investment Funds (Hong Kong) Limited	100.00		46
HSBC Investment Funds (Luxembourg) SA	100.00		101
HSBC Invoice Finance (UK) Limited	100.00		102
HSBC Issuer Services Common Depositary Nominee (UK) Limited	100.00		18
HSBC Issuer Services Depositary Nominee (UK) Limited	100.00		18
HSBC Latin America B.V.	100.00		18
HSBC Latin America Holdings (UK) Limited	100.00		2, 18
HSBC Leasing (Asia) Limited	100.00		46
HSBC Life (Bermuda) Limited	100.00		23
HSBC Life (Cornell Centre) Limited	100.00		95
HSBC Life (Edwick Centre) Limited	100.00		95
HSBC Life (International) Limited	100.00		23
HSBC Life (Property) Limited	100.00		95
HSBC Life (Tsing Yi Industrial) Limited	100.00		95
HSBC Life (UK) Limited	100.00		18
HSBC Life (Workshop) Limited	100.00		1, 95
HSBC Life Assurance (Malta) Limited	100.00	(70.03)	88
HSBC Life Insurance Company Limited	100.00		12, 57
HSBC LU Nominees Limited	100.00		18
HSBC Management (Guernsey) Limited	100.00		103
HSBC Markets (USA) Inc.	100.00		15

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Marking Name Nominee (UK) Limited	100.00		18
HSBC Master Trust Trustee Limited	100.00		18
HSBC Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero HSBC	99.99		16
HSBC Middle East Asset Co. LLC	100.00		104
HSBC Middle East Holdings B.V.	100.00		2, 68
HSBC Middle East Leasing Partnership	N/A		0, 68
HSBC Middle East Securities L.L.C	100.00		105
HSBC Mortgage Corporation (Canada)	100.00		65
HSBC Mortgage Corporation (USA)	100.00		15
HSBC Nominees (Asing) Sdn Bhd	100.00		49
HSBC Nominees (Hong Kong) Limited	100.00		46
HSBC Nominees (New Zealand) Limited	100.00		106
HSBC Nominees (Tempatan) Sdn Bhd	100.00		49
HSBC North America Holdings Inc.	100.00		3, 15
HSBC Operational Services GmbH	80.00		87
HSBC Overseas Holdings (UK) Limited	100.00		2, 18
HSBC Overseas Investments Corporation (New York)	100.00		107
HSBC Overseas Nominee (UK) Limited	100.00		18
HSBC Participaciones (Argentina) S.A.	100.00		51
HSBC PB Corporate Services 1 Limited	100.00		74
HSBC PB Services (Suisse) SA	100.00		108
HSBC Pension Trust (Ireland) DAC	100.00		109
HSBC Pensiones, S.A. (In Liquidation)	100.00		16
HSBC PI Holdings (Mauritius) Limited	100.00		94
HSBC Portfoy Yonetimi A.S.	100.00		63
HSBC Preferential LP (UK)	100.00		18
HSBC Private Bank (Luxembourg) S.A.	100.00		101
HSBC Private Bank (Suisse) SA	100.00		108
HSBC Private Bank (UK) Limited	100.00		18
HSBC Private Banking Holdings (Suisse) SA	100.00		108
HSBC Private Banking Nominee 3 (Jersey) Limited	100.00		74
HSBC Private Equity Investments (UK) Limited	100.00		18
HSBC Private Investment Counsel (Canada) Inc.	100.00		65
HSBC Private Markets Management SARL	N/A		0, 110
HSBC Private Trustee (Hong Kong) Limited	100.00		46
HSBC Professional Services (India) Private Limited	100.00		50
HSBC Property (UK) Limited	100.00		18
HSBC Property Funds (Holding) Limited	100.00		18
HSBC Provident Fund Trustee (Hong Kong) Limited	100.00		46
HSBC Qianhai Securities Limited	90.00		12, 111
HSBC Real Estate Leasing (France)	100.00	(99.99)	35
HSBC REGIO Fund General Partner S.à r.l.	100.00		1, 93
HSBC REIM (France)	100.00	(99.99)	54
HSBC Retirement Benefits Trustee (UK) Limited	100.00		1, 2, 18
HSBC Retirement Services Limited	100.00		1, 18
HSBC Saudi Arabia, Closed Joint Stock Company	66.19		112
HSBC Savings Bank (Philippines) Inc.	99.99		113
HSBC Securities (Canada) Inc.	100.00		83
HSBC Securities (Egypt) S.A.E. (In Liquidation)	100.00	(94.65)	66
HSBC Securities (Japan) Co., Ltd.	100.00		1, 53
HSBC Securities (Japan) Limited	100.00		18
HSBC Securities (Singapore) Pte Limited	100.00		20
HSBC Securities (South Africa) (Pty) Limited	100.00		114
HSBC Securities (Taiwan) Corporation Limited	100.00		60
HSBC Securities (USA) Inc.	100.00		15

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Securities and Capital Markets (India) Private Limited	99.99		50
HSBC Securities Brokers (Asia) Limited	100.00		46
HSBC Securities Investments (Asia) Limited	100.00		46
HSBC Securities Services (Bermuda) Limited	100.00		23
HSBC Securities Services (Guernsey) Limited	100.00		22
HSBC Securities Services (Ireland) DAC	100.00		109
HSBC Securities Services (Luxembourg) S.A.	100.00		101
HSBC Securities Services Holdings (Ireland) DAC	100.00		109
HSBC Securities Services Nominees Limited	100.00		1, 46
HSBC Seguros de Retiro (Argentina) S.A.	100.00	(99.99)	51
HSBC Seguros de Vida (Argentina) S.A.	100.00	(99.99)	51
HSBC Seguros, S.A de C.V., Grupo Financiero HSBC	100.00	(99.99)	16
HSBC Service Company Germany GmbH	100.00	(99.99)	1, 87
HSBC Service Delivery (Polska) Sp. z o.o.	100.00		115
HSBC Services (France)	100.00	(99.99)	35
HSBC Services Japan Limited	100.00		92
HSBC Services USA Inc.	100.00		116
HSBC Servicios Financieros, S.A. de C.V	100.00	(99.99)	16
HSBC Servicios, S.A. DE C.V., Grupo Financiero HSBC	100.00	(99.99)	16
HSBC SFH (France)	100.00	(99.99)	4, 54
HSBC SFT (C.I.) Limited	100.00		22
HSBC Software Development (Guangdong) Limited	100.00		117
HSBC Software Development (India) Private Limited	100.00		118
HSBC Software Development (Malaysia) Sdn Bhd	100.00		78
HSBC Specialist Investments Limited	100.00		18
HSBC Technology & Services (China) Limited	100.00		57
HSBC Technology & Services (USA) Inc.	100.00		15
HSBC Titan GmbH & Co. KG	100.00	(99.99)	1, 87
HSBC Transaction Services GmbH	100.00	(99.99)	6, 87
HSBC Trinkaus & Burkhardt (International) S.A.	100.00	(99.99)	119
HSBC Trinkaus & Burkhardt Gesellschaft fur Bankbeteiligungen mbH	100.00	(99.99)	87
HSBC Trinkhaus & Burkhardt GmbH	100.00	(99.99)	87
HSBC Trinkaus Europa Immobilien-Fonds Nr. 5 GmbH	100.00	(99.99)	87
HSBC Trinkaus Family Office GmbH	100.00	(99.99)	6, 87
HSBC Trinkaus Real Estate GmbH	100.00	(99.99)	6, 87
HSBC Trust Company (Canada)	100.00		65
HSBC Trust Company (Delaware), National Association	100.00		97
HSBC Trust Company (UK) Limited	100.00		18
HSBC Trustee (C.I.) Limited	100.00		74
HSBC Trustee (Cayman) Limited	100.00		120
HSBC Trustee (Guernsey) Limited	100.00		22
HSBC Trustee (Hong Kong) Limited	100.00		46
HSBC Trustee (Singapore) Limited	100.00		20
HSBC UK Bank plc	100.00		2, 17
HSBC UK Client Nominee Limited	100.00		17
HSBC UK Covered Bonds LLP	N/A		0, 17
HSBC UK Holdings Limited	100.00		2, 18
HSBC USA Inc.	100.00		107
HSBC Ventures USA Inc.	100.00		15
HSBC Violet Investments (Mauritius) Limited	100.00		75
HSBC Wealth Client Nominee Limited	100.00		1, 17
HSBC Yatirim Menkul Degerler A.S.	100.00		63
HSI Asset Securitization Corporation	100.00		15
HSI International Limited	100.00	(62.14)	38
HSIL Investments Limited	100.00		18

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Hubei Macheng HSBC Rural Bank Company Limited	100.00		121
Hubei Suizhou Cengdu HSBC Rural Bank Company Limited	100.00		12, 122
Hubei Tianmen HSBC Rural Bank Company Limited	100.00		123
Hunan Pingjiang HSBC Rural Bank Company Limited	100.00		12, 124
Imenson Limited	100.00	(62.14)	38
INKA Internationale Kapitalanlagegesellschaft mbH	100.00	(99.99)	87
Inmobiliaria Bisa, S.A. de C.V.	99.98		16
Inmobiliaria Grufin, S.A. de C.V.	100.00	(99.99)	16
Inmobiliaria Guatusi, S.A. de C.V.	100.00	(99.99)	16
James Capel (Nominees) Limited	100.00		18
James Capel (Taiwan) Nominees Limited	100.00		18
John Lewis Financial Services Limited	100.00		18
Keyser Ullmann Limited	100.00	(99.99)	18
L&T Investment Management Limited	100.00	(99.99)	1, 52
Lion Corporate Services Limited	100.00		46
Lion International Corporate Services Limited	100.00		1, 99
Lion International Management Limited	100.00		99
Lion Management (Hong Kong) Limited	100.00		1, 46
Lyndholme Limited	100.00		46
Marks and Spencer Financial Services plc	100.00		125
Marks and Spencer Unit Trust Management Limited	100.00		125
Maxima S.A. AFJP (In Liquidation)	99.98		51
Midcorp Limited	100.00		18
Midland Bank (Branch Nominees) Limited	100.00		17
Midland Nominees Limited	100.00		17
MIL (Cayman) Limited	100.00		73
MP Payments Group Limited	100.00		1, 18
MP Payments Operations Limited	100.00		1, 18
MP Payments UK Limited	100.00		1, 18
MW Gestion SA	100.00		51
Prudential Client HSBC GIS Nominee (UK) Limited	100.00		18
PT Bank HSBC Indonesia	99.99	(98.93)	126
PT HSBC Sekuritas Indonesia	85.00		126
R/CLIP Corp.	100.00		15
Real Estate Collateral Management Company	100.00		15
Republic Nominees Limited	100.00		22
RLUKREF Nominees (UK) One Limited	100.00		1, 18
RLUKREF Nominees (UK) Two Limited	100.00		1, 18
S.A.P.C. - Ufipro Recouvrement	99.99		35
Saf Baiyun	100.00	(99.99)	4, 35
Saf Guangzhou	100.00	(99.99)	4, 35
SCI HSBC Assurances Immo	100.00	(99.99)	54
Serai Limited	100.00		46
Serai Technology Development (Shanghai) Limited	100.00		1, 12, 57
SFM	100.00	(99.99)	35
SFSS Nominees (Pty) Limited	100.00		114
Shandong Rongcheng HSBC Rural Bank Company Limited	100.00		12, 127
Shenzhen HSBC Development Company Ltd	100.00		1, 12, 128
Sico Limited	100.00		129
SNC Les Oliviers D'Antibes	60.00	(59.99)	11, 54
SNCB/M6 - 2008 A	100.00	(99.99)	35
SNCB/M6-2007 A	100.00	(99.99)	4, 35
SNCB/M6-2007 B	100.00	(99.99)	4, 35
Société Française et Suisse	100.00	(99.99)	35
Somers Dublin DAC	100.00	(99.99)	109
Somers Nominees (Far East) Limited	100.00		23
Sopingest	100.00	(99.99)	35
South Yorkshire Light Rail Limited	100.00		18

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
St Cross Trustees Limited	100.00		17
Sun Hung Kai Development (Lujiazui III) Limited	100.00		12, 57
Swan National Limited	100.00		18
The Hongkong and Shanghai Banking Corporation Limited	100.00		5, 46
The Venture Catalysts Limited	100.00		18
Tooley Street View Limited	100.00		2, 18
Tower Investment Management	100.00		130
Trinkaus Australien Immobilien Fonds Nr. 1 Brisbane GmbH & Co. KG	100.00	(99.99)	87
Trinkaus Australien Immobilien-Fonds Nr. 1 Treuhand-GmbH	100.00	(99.99)	6, 87
Trinkaus Europa Immobilien-Fonds Nr.3 Objekt Utrecht Verwaltungs-GmbH	100.00	(99.99)	87
Trinkaus Immobilien-Fonds Geschaeftsfuehrungs-GmbH	100.00	(99.99)	6, 87
Trinkaus Immobilien-Fonds Verwaltungs-GmbH	100.00	(99.99)	6, 87
Trinkaus Private Equity Management GmbH	100.00	(99.99)	87
Trinkaus Private Equity Verwaltungs GmbH	100.00	(99.99)	6, 87
Tropical Nominees Limited	100.00		73
Turnsonic (Nominees) Limited	100.00		17
Valeurs Mobilières Elysées	100.00	(99.99)	35
Wardley Limited	100.00		46
Wayfoong Nominees Limited	100.00		46
Westminster House, LLC	N/A		0, 15
Woodex Limited	100.00		23
Yan Nin Development Company Limited	100.00	(62.14)	38

Disclosure of interests in joint ventures
Joint ventures
The undertakings below are joint ventures and equity accounted.

Joint ventures	% of share class held by immediate parent company (or by the Group where this varies)	Footnotes
Climate Asset Management Limited	40.00	1, 131
Global Payments Technology Mexico S.A. De C.V	50.00	16
HCM Holdings Limited (In Liquidation)	50.99	45
Pentagreen Capital Pte. Ltd	50.00	1, 132
ProServe Bermuda Limited	50.00	133
The London Silver Market Fixing Limited	N/A	0 1, 134
Vaultex UK Limited	50.00	135

Disclosure of interests in associates

Principal associates of HSBC
	2022		2021
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Bank of Communications Co., Limited	23,307	8,141	23,616	8,537
The Saudi British Bank	4,494	6,602	4,426	5,599
1Principal associates are listed on recognised stock exchanges. The fair values are based on the quoted market prices of the shares held (Level 1 in the fair value hierarchy).

	At 31 Dec 2022
	Country of incorporation and principal place of business	Principal activity	HSBC’s interest %
Bank of Communications Co., Limited	People’s Republic of China	Banking services	19.03
The Saudi British Bank	Saudi Arabia	Banking services	31.00

Share of profit in associates and joint ventures
	2022	2021
	$m	$m
Bank of Communications Co., Limited	2,377	2,461
The Saudi British Bank	342	276
Other associates and joint ventures	4	309
Share of profit in associates and joint ventures	2,723	3,046

	At 31 Dec 2022			At 31 Dec 2021
	VIU	Carrying value	Fair value	VIU	Carrying value	Fair value
	$bn	$bn	$bn	$bn	$bn	$bn
BoCom	23.5	23.3	8.1	24.8	23.6	8.5

Selected balance sheet information of BoCom
	At 30 Sep
	2022	2021
	$m	$m
Cash and balances at central banks	114,390	123,194
Due from and placements with banks and other financial institutions	99,802	98,932
Loans and advances to customers	1,022,223	993,956
Other financial assets	549,364	541,577
Other assets	55,884	47,679
Total assets	1,841,663	1,805,338
Due to and placements from banks and other financial institutions	277,185	287,057
Deposits from customers	1,144,297	1,099,266
Other financial liabilities	237,521	228,135
Other liabilities	35,543	40,070
Total liabilities	1,694,546	1,654,528
Total equity	147,117	150,810

Selected income statement information of BoCom
	For the 12 months ended 30 Sep
	2022	2021
	$m	$m
Net interest income	25,314	24,582
Net fee and commission income	6,854	7,170
Credit and impairment losses	(9,712)	(9,701)
Depreciation and amortisation	(2,351)	(2,297)
Tax expense	(598)	(1,045)
Profit for the year	13,582	14,199
Other comprehensive income	(245)	(368)
Total comprehensive income	13,337	13,831
Dividends received from BoCom	749	692
Associates
The undertakings below are associates and equity accounted.

Associates	% of share class held by immediate parent company (or by the Group where this varies)	Footnotes
Bank of Communications Co., Ltd.	19.03	136
Barrowgate Limited	15.31	137
BGF Group PLC	24.61	138
Bud Financial Limited	5.36	1, 139
Canara HSBC Life Insurance Company Limited	26.00	140
Contour Pte Ltd	12.65	1, 141
Divido Financial Services Limited	5.56	1, 142
Electronic Payment Services Company (Hong Kong) Limited	38.66	46
Episode Six Limited	7.02	1, 143
EPS Company (Hong Kong) Limited	38.66	46
EURO Secured Notes Issuer	16.67	144
GZHS Research Co Ltd	20.50	145
HSBC Jintrust Fund Management Company Limited	49.00	57
Liquidity Match LLC	N/A	0, 1, 146
London Precious Metals Clearing Limited	30.00	1, 147
MENA Infrastructure Fund (GP) Ltd	33.33	145
Monese Ltd	5.39	1, 149
Quantexa Ltd	10.10	131
Services Epargne Entreprise	14.18	150
The London Gold Market Fixing Limited	25.00	134
The Saudi British Bank	31.00	152
Threadneedle Software Holdings Limited	6.56	1, 153
Trade Information Network Limited	16.67	1, 154
Trinkaus Europa Immobilien-Fonds Nr. 7 Frankfurt Mertonviertel KG	N/A	0, 87
Vizolution Limited	17.95	1, 155
We Trade Innovation Designated Activity Company	9.88	1, 156

Disclosure of description of shares from interests in subsidiaries, joint ventures, and associates

Footnotes for Note 38
Description of Shares
0
Where an entity is governed by voting rights, HSBC consolidates when it holds – directly or indirectly – the necessary voting rights to pass resolutions by the governing body. In all other cases, the assessment of control is more complex and requires judgement of other factors, including having exposure to variability of returns, power to direct relevant activities, and whether power is held as an agent or principal. HSBC’s consolidation policy is described in Note 1.2(a).

1
Management has determined that these undertakings are excluded from consolidation in the Group accounts as these entities do not meet the definition of subsidiaries in accordance with IFRS. HSBC’s consolidation policy is described in Note 1.2(a).

2	Directly held by HSBC Holdings plc
3	Preference Shares
4	Actions
5	Redeemable Preference Shares
6	GmbH Anteil
7	Limited and Unlimited Liability Shares
8	Liquidating Share Class
9	Nominal Shares
10	Non-Participating Voting Shares
11	Parts
12	Registered Capital Shares
13	Russian Limited Liability Company Shares
14	Stückaktien

Disclosure of registered offices from interests in subsidiaries, joint ventures, and associates

Registered offices
15	c/o The Corporation Trust Company 1209 Orange Street, Wilmington, Delaware, United States of America, 19801
16	Paseo de la Reforma 347 Col. Cuauhtemoc, Mexico, 06500
17	1 Centenary Square, Birmingham, United Kingdom, B1 1HQ
18	8 Canada Square, London, United Kingdom, E14 5HQ
19	5 Donegal Square South, Northern Ireland, Belfast, United Kingdom, BT1 5JP
20	10 Marina Boulevard #48-01 Marina Bay Financial Centre, Singapore, 018983
21	1909 Avenida Presidente Juscelino Kubitschek, 19° andar, Torre Norte, São Paulo Corporate Towers, São Paulo, Brazil, 04551-903
22	Arnold House, St Julians Avenue, St Peter Port, Guernsey, GY1 3NF
23	37 Front Street, Hamilton, Bermuda, HM 11
24	First Floor, Xinhua Bookstore Xindong Road (SE of roundabout), Miyun District, Beijing, China
25	Oak House Hirzel Street, St Peter Port, Guernsey, GY1 2NP
26	2929 Walden Avenue, Depew, New York, United States of America, 14043
27	Corporation Service Company 251 Little Falls Drive, Wilmington, Delaware, United States of America, 19808
28	Solidere - Rue Saad Zaghloul Immeuble - 170 Marfaa, P.O. Box 17 5476 Mar Michael, Beyrouth, Lebanon, 11042040
29	No 1, Bei Huan East Road Dazu County, Chongqing, China
30	No 107 Ping Du Avenue (E), Sanhe Town, Fengdu County, Chongqing, China
31	No. 3, 5, 7, Haitang Erzhi Road Changyuan, Rongchang, Chongqing, China, 402460
32	c/o Walkers Corporate Services Limited Walker House, 87 Mary Street, George Town, Grand Cayman, Cayman Islands, KY1-9005
33	First & Second Floor, No.3 Nanshan Road, Pulandian , Dalian, Liaoning, China
34	160 Mine Lake CT, Ste 200, Raleigh, North Carolina, United States Of America, 27615-6417
35	38 avenue Kléber, Paris, France, 75116
36	MMG Tower, 23 floor Ave. Paseo del Mar Urbanizacion Costa del Este, Panama

Registered offices
37	No. 1 1211 Yanjiang Zhong Road, Yongan, Fujian, China
38	83 Des Voeux Road Central, Hong Kong
39	No.44 Xin Ping Road Central, Encheng, Enping, Guangdong, China, 529400
40	Room 311, Cheng Hui No. 2, Nan Sha Street, Nan Sha District, Guangzhou, Guangdong, China
41	34/F, 36/F, Unit 031 of 45/F, and 46/F, Hang Seng Bank Tower, 1000 Lujiazui Ring Road, Pilot Free Trade Zone, Shanghai, China, 200120
42	Gustav Mahlerplein 2 1082 MA, Amsterdam, Netherlands
43	8/F, Prince’s Building, 10 Chater Road, Central, Hong Kong
44	1001, T2 Office Building, Qianhai Kerry Business Center, Qianhai Avenue, Nanshan Street, Qianhai Shenzhen-Hong Kong Cooperation Zone, Shenzhen, Guangdong, China
45	156 Great Charles Street, Queensway, Birmingham, West Midlands, United Kingdom, B3 3HN
46	1 Queen’s Road, Central, Hong Kong
47	Commerce House, Wickhams Cay 1, P.O. Box 3140, Road Town, Tortola, British Virgin Islands, VG1110
48	The Corporation Trust Company of Nevada 311 S. Division Street, Carson City, Nevada, United States of America, 89703
49	Menara IQ, Lingkaran TRX, Tun Razak Exchange, Kuala Lumpur, Malaysia, 55188
50	52/60 M G Road Fort, Mumbai, India, 400 001
51	557 Bouchard Level 20, Ciudad de Buenos Aires, Capital Federal, Argentina, C1106ABG
52	9-11 Floors, NESCO IT Park Building No. 3 Western Express Highway, Goregaon (East), Mumbai, India, 400063
53	HSBC Building 11-1, Nihonbashi 3-chome, Chuo-ku, Tokyo, Japan, 103-0027
54	Immeuble Cœur Défense, 110 Esplanade du Général de Gaulle, Courbevoie, France, 92400
55	Level 36, Tower 1, International Towers Sydney, 100 Barangaroo Avenue, Sydney, New South Wales, Australia, 2000
56	Isidora Goyenechea 2800. 23rd Floor, Las Condes, Santiago, Chile, 7550647
57	HSBC Building Shanghai ifc, 8 Century Avenue, Pudong, Shanghai, China, 200120
58	IconEbene, Level 5 Office 1 (West Wing), Rue de L’institut, Ebene, Mauritius
59	2 Paveletskaya Square Building 2, Moscow, Russian Federation, 115054
60	54F, 7 Xinyi Road Sec. 5, Xinyi District, Taipei, Taiwan
61	1266 Dr Luis Bonativa, 1266 Piso 30 (Torre IV WTC), Montevideo, Uruguay, CP 11.000
62	The Metropolitan, 235 Dong Khoi Street, District 1, Ho Chi Minh City, Viet Nam
63	Esentepe mah. Büyükdere Caddesi No.128, Istanbul, Türkiye, 34394
64	66 Teryan Street, Yerevan, Armenia, 0009
65	885 West Georgia Street, 3rd Floor, Vancouver, British Columbia, Canada, V6C 3E9
66	306 Corniche El Nil, Maadi, Egypt, 11728
67	116 Archbishop Street, Valletta, Malta
68	401, Level 4 Gate Precinct Building 2, Dubai International Financial Centre, P.O. Box 30444, Dubai, United Arab Emirates
69	Majer Consulting, Office 54/44, Building A1, Residence Ryad Anfa, Boulevard Omar El Khayam, Casa Finance City (CFC), Casablanca, Morocco
70	Al Khuwair Office, PO Box 1727, PC111 CPO Seeb, Muscat, Oman
71	1800 Tysons Boulevard Suite 50, Tysons, Virginia, United States of America, 22102
72	66 Wellington Street West, Suite 5300, Toronto, Ontario, Canada, M5K 1E6

Registered offices
73	P.O. Box 1109, Strathvale House, Ground Floor, 90 North Church Street , George Town, Grand Cayman, Cayman Islands, KY1-1102
74	HSBC House Esplanade, St. Helier, Jersey, JE1 1HS
75	c/o Rogers Capital St. Louis Business Centre, Cnr Desroches & St Louis Streets, Port Louis, Mauritius
76	49 avenue J.F. Kennedy, Luxembourg, 1855
77	4-17/F, Office Tower 2 TaiKoo Hui, No. 381 Tian He Road, Tian He District, Guangzhou, Guangdong, China
78	Suite 1005, 10th Floor, Wisma Hamzah Kwong, Hing No. 1, Leboh Ampang, Kuala Lumpur, Malaysia, 50100
79	Filinvest One Building, Northgate Cyberzone, Filinvest Corporate City, Alabang, Muntinlupa City, Philippines
80	HSBC House, Plot No.8, Survey No.64 (Part), Hightec City Layout Madhapur, Hyderabad, India, 500081
81	439, Sri Jayawardenapura Mawatha Welikada, Rajagiriya, Colombo, Sri Lanka
82	Smart Village 28th Km Cairo- Alexandria Desert Road Building, Cairo, Egypt
83	16 York Street, 6th Floor, Toronto, Ontario, Canada, M5J 0E6
84	Centre Ville 1341 Building, 4th Floor, Patriarche Howayek Street (facing Beirut Souks), PO Box Riad El Solh, Lebanon, 9597
85	World Trade Center, Montevideo Avenida Luis Alberto de Herrera 1248, Torre 1, Piso 15, Oficina 1502, Montevideo, Uruguay, CP 11300
86	Room 655, Building A, No. 888, Huan Hu West Two Road, Lin Gang New Area of Shanghai (Pilot) Free Trade Zone, Shanghai, China
87	Hansaallee 3, Düsseldorf, Germany, 40549
88	80 Mill Street, Qormi, Malta, QRM 3101
89	26 Gartenstrasse, Zurich, Switzerland, 8002
90	24th Floor, 97-99, Sec.2, Tunhwa S. Road, Taipei, Taiwan
91	452 Fifth Avenue, New York, United States of America, NY10018
92	Mareva House, 4 George Street, Nassau, Bahamas
93	4 rue Peternelchen, Howald, Luxembourg, 2370
94	6th floor HSBC Centre 18, Cybercity, Ebene, Mauritius, 72201
95	18th Floor, Tower 1, HSBC Centre, 1 Sham Mong Road, Kowloon, Hong Kong
96	Unit 201 Floor 2, Building 3, No. 12, Anxiang Street, Shunyi District, Beijing, China
97	300 Delaware Avenue, Suite 1401, Wilmington, Delaware, United States of America, 19801
98	Woodbourne Hall, Road Town, Tortola, British Virgin Islands, P.O. Box 916
99	PO Box 71, Craigmuir Chambers, Road Town Tortola, British Virgin Islands
100	5/F HSBC Centre 3058 Fifth Ave West, Bonifacio Global City, Taguig City, Philippines
101	18 Boulevard de Kockelscheuer, Luxembourg, 1821
102	21 Farncombe Road Worthing, United Kingdom, BN11 2BW
103	Arnold House, St Julians Avenue, St Peter Port, Guernsey, GY1 1WA
104	345-6791, HSBC Tower, Burj Khalifa Community, Dubai, United Arab Emirates
105	Office No.16, Owned by HSBC Bank Middle East Limited, Dubai Branch, Bur Dubai, Burj Khalifa, Dubai, United Arab Emirates
106	HSBC Tower, Level 21, 188 Quay Street, Auckland, New Zealand, 1010
107	The Corporation Trust Incorporated, 2405 York Road, Suite 201, Lutherville Timonium, Maryland, United States of America, 21093
108	Quai des Bergues 9-17, Geneva, Switzerland, 1201
109	1 Grand Canal Square, Grand Canal Harbour, Dublin 2, Ireland, D02 P820

Registered offices
110	5 rue Heienhaff, Senningerberg, Luxembourg, 1736
111	Block 27 A&B, Qianhai Enterprise Dream Park No. 63 Qianwan Yi Road, Shenzhen-Hong Kong Cooperation Zone, Shenzhen, China, 518052
112	HSBC Building 7267 Olaya - Al Murrooj, Riyadh, Saudi Arabia, 12283 - 2255
113	Unit 1 GF The Commerical Complex Madrigal Avenue, Ayala Alabang Village, Muntinlupa City, Philippines, 1780
114	1 Mutual Place, 107 Rivonia Road, Sandton, Gauteng, South Africa, 2196
115	Kapelanka 42A , Krakow, Poland, 30-347
116	C T Corporation System 820 Bear Tavern Road, West Trenton, New Jersey, United States of America, 08628
117	L22, Office Tower 2, Taikoo Hui, 381 Tianhe Road, Tianhe District, Guangzhou, Guangdong, China
118	Business Bay, Wing 2, Tower B, Survey no 103, Hissa no. 2, Airport road, Yerwada, Pune, India, 411006
119	16 Boulevard d’Avranches, Luxembourg, Luxembourg, L-1160
120	P.O. Box 309 Ugland House, Grand Cayman, Cayman Islands, KY1-1104
121	No. 56 Yu Rong Street, Macheng, China, 438300
122	No. 205 Lie Shan Road Suizhou, Hubei, China
123	Building 3, Yin Zuo Di Jing Wan Tianmen New City, Tianmen, Hubei Province, China
124	RM101, 102 & 106 Sunshine Fairview, Sunshine Garden, Pedestrian Walkway, Pingjiang, China
125	Kings Meadow Chester Business Park , Chester, United Kingdom, CH99 9FB
126	World Trade Center 1, Jalan Jenderal Sudirman Kavling 29 - 31, Jakarta, Indonesia, 12920
127	No. 198-2 Chengshan Avenue (E), Rongcheng, China, 264300
128	Room 1303-13062 Marine Center Main Tower, 59 Linhai Road, Nanshan District, Shenzhen, China
129	Woodbourne Hall, Road Town, Tortola, British Virgin Islands, P.O. Box 3162
130	25 Main St. P.O. Box 694, Grand Cayman KY1 1107, Cayman Islands, KY1 1107
131	Hill House, 1 Little New Street, London , United Kingdom, EC4A 3TR
132	60B Orchard Road #06-18, The Atrium @Orchard, Singapore, 238891
133	c/o MUFG Fund Services (Bermuda) Limited, Cedar House, 4th Floor North, 41 Cedar Avenue, Hamilton, Bermuda, HM 12
134	c/o Hackwood Secretaries Limited, One Silk Street, London, United Kingdom, EC2Y 8HQ
135	All Saints Triangle, Caledonian Road, London, United Kingdom, N19UT
136	No.188, Yin Cheng Zhong Road China (Shanghai), Pilot Free Trade Zone, Shanghai, China
137	50/F, Lee Garden One, 33 Hysan Avenue, Hong Kong
138	13-15 York Buildings, London, United Kingdom, WC2N 6JU
139	Linen Court, Floor 3, 10 East Road, London, United Kingdom, N1 6AD
140	Unit No. 208, 2nd Floor, Kanchenjunga Building 18, Barakhamba Road, New Delhi, India, 110001
141	50 Raffles Place, #32-01 Singapore Land Tower, Singapore, 048623
142	Office 7, 35-37 Ludgate Hill, London, United Kingdom, EC4M 7JN
143	100 Town Square Place, Suite 201, Jersey City, New Jersey, United States Of America, 07310
144	7th Floor, 62 Threadneedle Street, London, United Kingdom, EC2R 8HP
145	Precinct Building 4, Level 3, Dubai International Financial Centre, Dubai, United Arab Emirates, PO Box 506553

Registered offices
146	9/F Amtel Building, 148 des Voeux Road Central, Central, Hong Kong
147	3 Avenue de l’Opera , Paris, France, 75001
148	Room 1303, 106 Feng Ze Dong Road, Nansha District, Guangzhou, Guangdong, China
149	Eagle House, 163 City Road, London, United Kingdom, EC1V 1NR
150	32 rue du Champ de Tir, Nantes, France, 44300

Registered offices
151	Ernst-Schneider-Platz 1 , Duesseldorf, Germany, 40212
152	Al Amir Abdulaziz Ibn Mossaad Ibn Jalawi Street, Riyadh, Saudi Arabia
153	2nd Floor, Regis House, 45 King William Street, London, United Kingdom, EC4R 9AN
154	3 More London Riverside, London, United Kingdom, SE1 2AQ
155	Office Block A, Bay Studios Business Park, Fabian Way, Swansea, Wales, United Kingdom, SA1 8QB
156	10 Earlsfort Terrace, Dublin, Ireland, DO2 T380